Note 6 - Warrants (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Jan. 13, 2017	Dec. 30, 2016	Dec. 27, 2016	Sep. 17, 2016	Jul. 08, 2016
Share Price					$ 0.51		$ 0.83	$ 0.86	$ 0.70
Derivative Liability, Current	$ 397,960		$ 663,560
Fair Value Adjustment of Warrants	$ (265,600)		$ 171,800
Stock Issued During Period, Shares, Exercise of Warrants	510,000	0	2,818,271
Proceeds from Warrant Exercises	$ 153,000		$ 864,009
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							400,000			400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.75			$ 0.65
Discount On Convertible Note Payable							$ 280,000			$ 160,000
Derivative Liability, Current	397,960		$ 331,800				$ 331,760			$ 160,000
Fair Value Adjustment of Warrants	$ (265,600)
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		728,571	5,429,872	9,597,123
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.45
Discount On Convertible Note Payable		$ 255,000	$ 2,115,874	$ 3,319,906
Warrants With Exercise Price $0.30 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	370,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30
Warrants With Exercise Price $0.25 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	140,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Warrants Issued Concurrently with Winter 2016 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	219,298					512,281
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70					$ 0.70
Discount On Convertible Note Payable	$ 125,000